Share-based awards (Details) - Schedule of changes in the restricted shares granted - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Changes In The Restricted Shares Granted Abstract
Number of restricted shares, beginning balance	2,916,100
Number of restricted shares, granted	336,020	6,021,500
Number of restricted shares, vested	(1,699,280)
Number of restricted shares, ending balance	1,552,840	6,021,500